Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

HV-5776 - PremierSolutions Cornerstone

Supplement dated August 11, 2026 to Prospectus dated May 1, 2026

Effective immediately, the following funds in the above-referenced product Prospectus are closed to new investors:

•AB Large Cap Value Fund - Class A
•Alger Small Cap Growth Institutional Fund - Class I
•BNY Mellon Midcap Index Fund, Inc. - Investor Shares
•Calamos Global Equity Fund - Class A
•Calvert Income Fund - Class A
•Columbia Intrinsic Value Fund - Institutional Class
•Columbia Select Mid Cap Value Fund - Institutional Class
•Columbia Select Small Cap Value Fund - Institutional Class
•Federated Hermes Global Allocation Fund - Class A
•Federated Hermes International Leaders Fund - Class A
•Federated Hermes MDT Small Cap Value Fund - Class A
•Federated Hermes Total Return Bond Fund - Class A
•Fidelity Advisor® Leveraged Company Stock Fund - Class M
•Fidelity Advisor® Stock Selector Fund - Class M
•Goldman Sachs High Yield Fund - Class A
•Goldman Sachs U.S. Equity Insights Fund - Class A
•Hartford Moderate Allocation Fund - Class R5
•Hartford Moderately Aggressive Allocation Fund - Class R5
•Hartford Small Company HLS Fund - Class IB
•Invesco Dividend Income Fund - Class A
•Invesco International Diversified Fund - Class A
•Invesco Main Street Fund® - Class A
•MFS® Government Securities Fund - Class R3
•Neuberger Quality Equity Fund - Class A
•Nomura Diversified Income Fund - Class A
•Nomura Extended Duration Bond Fund - Class A
•Nomura Science and Technology Fund - Class Y
•Nuveen Dividend Growth Fund - Class A
•Nuveen Equity Index Fund - Retirement Class
•Nuveen Large Cap Growth Index Fund - Retirement Class
•Nuveen Large Cap Value Index Fund - Retirement Class
•PGIM Jennison Natural Resources Fund - Class A
•PIMCO Total Return ESG Fund - Administrative Class
•Putnam International Small Cap Fund - Class A
•Putnam Large Cap Growth Fund - Class A
•T. Rowe Price Retirement 2015 Fund - R Class
•T. Rowe Price Retirement 2025 Fund - R Class
•T. Rowe Price Retirement 2035 Fund - R Class
•T. Rowe Price Retirement 2045 Fund - R Class
•T. Rowe Price Retirement 2055 Fund - R Class
•T. Rowe Price Retirement 2060 Fund - R Class
•The Hartford Capital Appreciation Fund - Class R5
2026-PROSUPP-8

•The Hartford Conservative Allocation Fund - Class R5
•The Hartford High Yield Fund - Class R4
•The Hartford Total Return Bond Fund - Class R5
•Timothy Plan Large/Mid Cap Value Fund - Class A
•Victory Pioneer Fundamental Growth Fund - Class A
•Victory Pioneer Global Equity Fund - Class A
•Victory Sycamore Small Company Opportunity Fund - Class A
•Virtus NFJ Dividend Value Fund - Class A
•Virtus NFJ Small-Cap Value Fund - Class A

Effective immediately, the following funds are added to the table of funds in the “Appendix A – General Account Options and Underlying Funds” section of the above-referenced product Prospectus (all other information in the table of funds remains unchanged):

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	Alger Capital Appreciation Institutional Fund - Class I	1.25%	31.99%	16.01%	17.83%
	Adviser: Fred Alger Management, LLC
	Subadviser: N/A
US Fund Mid-Cap Blend	ClearBridge Mid Cap Fund – Class A	1.15%	-1.55%	3.30%	6.87%
	Adviser: Franklin Templeton Fund Adviser, LLC
	Subadviser: ClearBridge Investments, LLC
US Fund Mid-Cap Blend	Lord Abbett Value Opportunities Fund – Class A	1.16%	0.58%	5.79%	7.80%
	Adviser: Lord, Abbett & Co LLC
	Subadviser: N/A

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-8